SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Semi-Annual Report

March 31, 2013

(Unaudited)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

Precise in a world that isn’t.TM

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2013 (Unaudited)

Common Stocks	Shares	Value

3M Co.	5,930,142	$630,433,396
Abbott Laboratories	14,669,404	518,123,349
AbbVie, Inc.	14,765,390	602,132,604
Abercrombie & Fitch Co. (Class A)	762,725	35,237,895
Accenture PLC (Class A)	6,017,857	457,176,596
ACE, Ltd.	3,158,289	280,992,972
Actavis, Inc.(a)	1,188,368	109,460,576
Adobe Systems, Inc.(a)	4,658,475	202,690,247
Advanced Micro Devices, Inc.(a)	5,289,359	13,487,865
Aetna, Inc.	3,065,319	156,699,107
AFLAC, Inc.	4,360,871	226,852,509
Agilent Technologies, Inc.	3,245,070	136,195,588
AGL Resources, Inc.	1,075,051	45,098,389
Air Products & Chemicals, Inc.	1,940,858	169,087,549
Airgas, Inc.	655,577	65,007,015
Akamai Technologies, Inc.(a)	1,649,499	58,210,820
Alcoa, Inc.	9,988,471	85,101,773
Alexion Pharmaceuticals, Inc.(a)	1,823,755	168,040,786
Allegheny Technologies, Inc.	1,004,102	31,840,074
Allergan, Inc.	2,864,169	319,727,185
Altera Corp.	2,962,582	105,082,784
Altria Group, Inc.	18,777,985	645,774,904
Amazon.com, Inc.(a)	3,396,358	905,095,443
Ameren Corp.	2,258,980	79,109,480
American Electric Power Co., Inc.	4,515,696	219,598,297
American Express Co.	8,979,842	605,780,141
American International Group, Inc.(a)	13,791,090	535,370,114
American Tower Corp.	3,680,343	283,091,984
Ameriprise Financial, Inc.	1,918,519	141,298,924
AmerisourceBergen Corp.	2,151,401	110,689,581
Amgen, Inc.	6,995,698	717,129,002
Amphenol Corp. (Class A)	1,492,655	111,426,696
Anadarko Petroleum Corp.	4,675,422	408,865,654
Analog Devices, Inc.	2,857,436	132,842,200
Aon PLC	2,911,807	179,076,131
Apache Corp.	3,659,346	282,355,137
Apartment Investment & Management Co. (Class A)	1,354,461	41,527,774
Apollo Group, Inc. (Class A)(a)	930,053	16,173,622
Apple, Inc.	8,772,359	3,882,909,264
Applied Materials, Inc.	11,159,785	150,433,902
Archer-Daniels-Midland Co.	6,134,003	206,899,921
Assurant, Inc.	748,036	33,669,100
AT&T, Inc.	51,338,479	1,883,608,795

Common Stocks	Shares	Value

Autodesk, Inc.(a)	2,092,235	$86,283,771
Automatic Data Processing, Inc.	4,530,568	294,577,531
AutoNation, Inc.(a)	359,286	15,718,763
Autozone, Inc.(a)	339,834	134,835,936
AvalonBay Communities, Inc.	1,065,361	134,949,278
Avery Dennison Corp.	943,412	40,632,755
Avon Products, Inc.	4,022,940	83,395,546
Baker Hughes, Inc.	4,126,487	191,510,262
Ball Corp.	1,434,946	68,274,731
Bank of America Corp.	101,066,219	1,230,986,547
Baxter International, Inc.	5,118,808	371,830,213
BB&T Corp.	6,511,613	204,399,532
Beam, Inc.	1,497,359	95,142,191
Becton, Dickinson & Co.	1,812,307	173,274,672
Bed Bath & Beyond, Inc.(a)	2,112,042	136,057,746
Bemis Co., Inc.	946,413	38,197,229
Berkshire Hathaway, Inc. (Class B)(a)	17,037,991	1,775,358,662
Best Buy Co., Inc.	2,470,971	54,732,008
Biogen Idec, Inc.(a)	2,207,715	425,890,301
BlackRock, Inc.	1,175,049	301,846,587
BMC Software, Inc.(a)	1,222,920	56,657,884
BorgWarner, Inc.(a)	1,090,433	84,334,088
Boston Properties, Inc.	1,416,173	143,118,443
Boston Scientific Corp.(a)	12,783,856	99,841,915
Bristol-Myers Squibb Co.	15,297,585	630,107,526
Broadcom Corp. (Class A)	4,889,227	169,509,500
Brown-Forman Corp. (Class B)	1,409,561	100,642,655
C.H. Robinson Worldwide, Inc.	1,498,606	89,107,113
C.R. Bard, Inc.	726,827	73,249,625
CA, Inc.	3,109,097	78,255,972
Cablevision Systems Corp. (Class A)	1,975,746	29,557,160
Cabot Oil & Gas Corp.	1,955,627	132,219,941
Cameron International Corp.(a)	2,315,048	150,941,130
Campbell Soup Co.	1,674,315	75,946,928
Capital One Financial Corp.	5,439,004	298,873,270
Cardinal Health, Inc.	3,183,879	132,513,044
CareFusion Corp.(a)	2,078,990	72,743,860
CarMax, Inc.(a)	2,125,826	88,646,944
Carnival Corp.	4,158,310	142,630,033
Caterpillar, Inc.	6,118,740	532,146,818
CBRE Group, Inc. (Class A)(a)	2,811,726	70,996,082
CBS Corp. (Class B)	5,466,951	255,251,942

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Common Stocks	Shares	Value

Celgene Corp.(a)	3,912,192	$453,462,175
CenterPoint Energy, Inc.	3,994,856	95,716,750
CenturyLink, Inc.	5,845,553	205,354,277
Cerner Corp.(a)	1,367,067	129,529,598
CF Industries Holdings, Inc.	584,484	111,268,219
Chesapeake Energy Corp.	4,856,345	99,118,001
Chevron Corp.	18,150,076	2,156,592,030
Chipotle Mexican Grill, Inc.(a)	292,831	95,424,838
Chubb Corp.	2,438,211	213,416,609
CIGNA Corp.	2,686,856	167,579,209
Cincinnati Financial Corp.	1,365,545	64,440,069
Cintas Corp.	1,000,059	44,132,604
Cisco Systems, Inc.	49,802,739	1,041,375,273
Citigroup, Inc.	28,363,206	1,254,788,233
Citrix Systems, Inc.(a)	1,741,548	125,670,104
Cliffs Natural Resources, Inc.	1,410,697	26,817,350
Clorox Co.	1,223,471	108,313,888
CME Group, Inc.	2,852,897	175,139,347
CMS Energy Corp.	2,467,863	68,952,092
Coach, Inc.	2,649,577	132,452,354
Coca-Cola Enterprises, Inc.	2,452,987	90,564,280
Cognizant Technology Solutions Corp. (Class A)(a)	2,818,920	215,957,461
Colgate-Palmolive Co.	4,107,869	484,851,778
Comcast Corp. (Class A)	24,659,953	1,035,964,626
Comerica, Inc.	1,753,588	63,041,489
Computer Sciences Corp.	1,447,333	71,252,204
ConAgra Foods, Inc.	3,864,691	138,394,585
ConocoPhillips	11,404,221	685,393,682
CONSOL Energy, Inc.	2,120,058	71,339,952
Consolidated Edison, Inc.	2,727,140	166,437,354
Constellation Brands, Inc. (Class A)(a)	1,410,359	67,189,503
Corning, Inc.	13,864,306	184,811,199
Costco Wholesale Corp.	4,068,991	431,760,635
Coventry Health Care, Inc.	1,257,551	59,142,624
Covidien PLC	4,410,014	299,175,350
Crown Castle International Corp.(a)	2,738,796	190,729,753
CSX Corp.	9,607,759	236,639,104
Cummins, Inc.	1,645,681	190,586,317
CVS Caremark Corp.	11,504,086	632,609,689
D.R. Horton, Inc.	2,611,106	63,449,876
Danaher Corp.	5,440,317	338,115,702
Darden Restaurants, Inc.	1,208,581	62,459,466
DaVita, Inc.(a)	788,524	93,511,061
Dean Foods Co.(a)	1,736,507	31,482,872
Deere & Co.	3,643,794	313,293,408
Dell, Inc.	13,642,145	195,491,938
Delphi Automotive PLC	2,725,569	121,015,264

Common Stocks	Shares	Value

Denbury Resources, Inc.(a)	3,487,958	$65,050,417
DENTSPLY International, Inc.	1,321,920	56,075,846
Devon Energy Corp.	3,526,460	198,962,873
Diamond Offshore Drilling, Inc.	635,534	44,207,745
DIRECTV(a)	5,338,655	302,221,260
Discover Financial Services	4,629,417	207,583,058
Discovery Communications, Inc. (Class A)(a)	2,289,770	180,296,490
Dollar General Corp.(a)	2,821,968	142,735,141
Dollar Tree, Inc.(a)	2,137,603	103,524,113
Dominion Resources, Inc.	5,383,113	313,189,514
Dover Corp.	1,632,599	118,983,815
Dr. Pepper Snapple Group, Inc.	1,903,080	89,349,606
DTE Energy Co.	1,599,305	109,296,504
Duke Energy Corp.	6,582,095	477,794,276
Dun & Bradstreet Corp.	382,540	31,999,471
E*TRADE Financial Corp.(a)	2,665,250	28,544,828
E. I. du Pont de Nemours & Co.	8,726,850	429,011,946
Eastman Chemical Co.	1,428,671	99,821,243
Eaton Corp. PLC	4,398,760	269,424,050
eBay, Inc.(a)	10,899,646	590,978,806
Ecolab, Inc.	2,479,069	198,771,752
Edison International	3,034,707	152,706,456
Edwards Lifesciences Corp.(a)	1,076,697	88,461,426
Electronic Arts, Inc.(a)	2,841,608	50,296,462
Eli Lilly & Co.	9,330,158	529,859,673
EMC Corp.(a)	19,625,449	468,851,977
Emerson Electric Co.	6,758,583	377,602,032
Ensco PLC (Class A)	2,160,564	129,633,840
Entergy Corp.	1,654,375	104,622,675
EOG Resources, Inc.	2,538,301	325,080,209
EQT Corp.	1,392,313	94,329,206
Equifax, Inc.	1,107,924	63,805,343
Equity Residential	2,976,999	163,913,565
Exelon Corp.	7,986,848	275,386,519
Expedia, Inc.	870,283	52,225,683
Expeditors International of Washington, Inc.	1,936,278	69,144,487
Express Scripts Holding Co.(a)	7,645,197	440,745,607
Exxon Mobil Corp.	41,845,370	3,770,686,291
F5 Networks, Inc.(a)	731,695	65,179,391
Family Dollar Stores, Inc.	906,476	53,527,408
Fastenal Co.	2,513,524	129,069,457
FedEx Corp.	2,731,692	268,252,154
Fidelity National Information Services, Inc.	2,729,609	108,147,109
Fifth Third Bancorp	8,180,614	133,425,814

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Common Stocks	Shares	Value

First Horizon National Corp.	2,329,206	$24,875,920
First Solar, Inc.(a)	538,666	14,522,435
FirstEnergy Corp.	3,894,608	164,352,458
Fiserv, Inc.(a)	1,259,611	110,631,634
FLIR Systems, Inc.	1,421,770	36,980,238
Flowserve Corp.	449,956	75,462,121
Fluor Corp.	1,518,896	100,748,372
FMC Corp.	1,286,168	73,350,161
FMC Technologies, Inc.(a)	2,220,887	120,794,044
Ford Motor Co.	36,615,561	481,494,627
Forest Laboratories, Inc.(a)	2,181,999	83,003,242
Fossil, Inc.(a)	510,453	49,309,760
Franklin Resources, Inc.	1,287,293	194,136,657
Freeport-McMoRan Copper & Gold, Inc.	8,869,712	293,587,467
Frontier Communications Corp.	9,095,415	36,199,752
GameStop Corp. (Class A)	1,149,762	32,158,843
Gannett Co., Inc.	2,181,837	47,716,775
Garmin, Ltd.	999,156	33,012,114
General Dynamics Corp.	3,103,421	218,822,215
General Electric Co.	97,151,923	2,246,152,460
General Mills, Inc.	6,037,263	297,697,439
Genuine Parts Co.	1,437,221	112,103,238
Genworth Financial, Inc. (Class A)(a)	4,602,507	46,025,070
Gilead Sciences, Inc.(a)	14,219,475	695,758,912
Google, Inc. (Class A)(a)	2,494,082	1,980,375,930
H&R Block, Inc.	2,527,751	74,366,434
H.J. Heinz Co.	2,981,479	215,471,487
Halliburton Co.	8,703,515	351,709,041
Harley-Davidson, Inc.	2,118,122	112,895,903
Harman International Industries, Inc.	635,713	28,371,871
Harris Corp.	1,049,931	48,653,803
Hartford Financial Services Group, Inc.	4,059,562	104,736,700
Hasbro, Inc.	1,068,078	46,931,347
HCP, Inc.	4,235,064	211,160,291
Health Care REIT, Inc.	2,436,377	165,454,362
Helmerich & Payne, Inc.	976,595	59,279,317
Hess Corp.	2,763,774	197,913,856
Hewlett-Packard Co.	18,317,657	436,692,943
Honeywell International, Inc.	7,321,780	551,696,123
Hormel Foods Corp.	1,265,829	52,304,054
Hospira, Inc.(a)	1,544,763	50,714,569
Host Hotels & Resorts, Inc.	6,727,648	117,666,564
Hudson City Bancorp, Inc.	4,426,722	38,246,878
Humana, Inc.	1,472,120	101,738,213
Huntington Bancshares, Inc.	7,901,590	58,392,750

Common Stocks	Shares	Value

Illinois Tool Works, Inc.	3,881,823	$236,558,294
Ingersoll-Rand PLC	2,574,000	141,595,740
Integrys Energy Group, Inc.	732,435	42,598,420
Intel Corp.	46,208,319	1,009,651,770
IntercontinentalExchange, Inc.(a)	678,618	110,662,237
International Business Machines Corp.	9,789,354	2,088,069,208
International Flavors & Fragrances, Inc.	759,578	58,236,845
International Game Technology	2,461,232	40,610,328
International Paper Co.	4,121,081	191,959,953
Intuit, Inc.	2,590,813	170,086,873
Intuitive Surgical, Inc.(a)	375,004	184,198,215
Invesco, Ltd.	4,123,944	119,429,418
Iron Mountain, Inc.	1,545,574	56,119,792
J.C. Penney Co., Inc.	1,309,475	19,786,167
Jabil Circuit, Inc.	1,740,597	32,166,233
Jacobs Engineering Group, Inc.(a)	1,208,209	67,949,674
JDS Uniphase Corp.(a)	2,177,992	29,119,753
Johnson & Johnson	26,106,400	2,128,454,792
Johnson Controls, Inc.	6,368,393	223,339,543
Joy Global, Inc.	991,741	59,028,424
JPMorgan Chase & Co.	35,748,072	1,696,603,497
Juniper Networks, Inc.(a)	4,844,804	89,822,666
Kellogg Co.	2,331,975	150,249,149
KeyCorp	8,702,848	86,680,366
Kimberly-Clark Corp.	3,621,964	354,880,033
Kimco Realty Corp.	3,789,850	84,892,640
Kinder Morgan, Inc.	5,896,193	228,064,745
KLA-Tencor Corp.	1,552,160	81,860,918
Kohl’s Corp.	1,970,137	90,882,420
Kraft Foods Group, Inc.	5,535,089	285,223,136
L Brands, Inc.	2,227,486	99,479,525
L-3 Communications Holdings, Inc.	841,036	68,056,633
Laboratory Corp. of America Holdings(a)	870,178	78,490,056
Lam Research Corp.(a)	1,511,587	62,670,397
Legg Mason, Inc.	1,072,585	34,483,608
Leggett & Platt, Inc.	1,333,347	45,040,462
Lennar Corp. (Class A)	1,515,734	62,872,646
Leucadia National Corp.	2,725,140	74,750,590
Life Technologies Corp.(a)	1,602,364	103,560,785
Lincoln National Corp.	2,535,368	82,678,350
Linear Technology Corp.	2,154,127	82,653,853
Lockheed Martin Corp.	2,507,852	242,057,875
Loews Corp.	2,909,243	128,210,339

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Common Stocks	Shares	Value

Lorillard, Inc.	3,545,372	$143,055,760
Lowe’s Cos., Inc.	10,371,910	393,302,827
LSI Corp.(a)	5,238,680	35,518,250
LyondellBasell Industries NV (Class A)	3,546,696	224,470,390
M & T Bank Corp.	1,141,958	117,804,387
Macy’s, Inc.	3,682,659	154,082,453
Marathon Oil Corp.	6,610,545	222,907,577
Marathon Petroleum Corp.	3,097,312	277,519,155
Marriott International, Inc. (Class A)	2,291,975	96,790,104
Marsh & McLennan Cos., Inc.	5,121,768	194,473,531
Masco Corp.	3,277,047	66,360,202
MasterCard, Inc. (Class A)	983,175	532,025,488
Mattel, Inc.	3,218,094	140,920,336
McCormick & Co., Inc.	1,233,993	90,760,185
McDonald’s Corp.	9,367,656	933,861,627
McKesson Corp.	2,175,966	234,917,289
Mead Johnson Nutrition Co.	1,898,734	147,056,948
MeadWestvaco Corp.	1,616,617	58,683,197
Medtronic, Inc.	9,447,226	443,641,733
Merck & Co., Inc.	28,236,300	1,248,891,549
MetLife, Inc.	10,214,713	388,363,388
MetroPCS Communications, Inc.(a)	2,939,174	32,036,997
Microchip Technology, Inc.	1,825,159	67,092,845
Micron Technology, Inc.(a)	9,470,294	94,513,534
Microsoft Corp.	70,427,760	2,014,938,214
Molex, Inc.	1,292,827	37,853,975
Molson Coors Brewing Co. (Class B)	1,449,658	70,931,766
Mondelez International, Inc. (Class A)	16,611,057	508,464,455
Monsanto Co.	5,005,187	528,697,903
Monster Beverage Corp.(a)	1,346,190	64,267,111
Moody’s Corp.	1,798,343	95,887,649
Morgan Stanley	12,857,439	282,606,509
Motorola Solutions, Inc.	2,578,937	165,129,336
Murphy Oil Corp.	1,719,609	109,590,682
Mylan, Inc.(a)	3,697,477	107,004,984
Nabors Industries, Ltd.	2,718,490	44,093,908
National-Oilwell Varco, Inc.	3,971,012	280,949,099
NetApp, Inc.(a)	3,346,299	114,309,574
Netflix, Inc.(a)	523,135	99,087,000
Newell Rubbermaid, Inc.	2,654,643	69,286,182
Newfield Exploration Co.(a)	1,256,720	28,175,662
Newmont Mining Corp.	4,621,360	193,588,770
News Corp. (Class A)	18,683,220	570,211,874
NextEra Energy, Inc.	3,958,874	307,525,332
NIKE, Inc. (Class B)	6,798,473	401,177,892

Common Stocks	Shares	Value

NiSource, Inc.	2,881,945	$84,556,266
Noble Corp.	2,352,541	89,749,439
Noble Energy, Inc.	1,676,757	193,933,715
Nordstrom, Inc.	1,423,521	78,621,065
Norfolk Southern Corp.	2,944,163	226,936,084
Northeast Utilities	2,922,637	127,017,804
Northern Trust Corp.	2,042,483	111,437,873
Northrop Grumman Corp.	2,216,702	155,501,645
NRG Energy, Inc.	2,979,558	78,928,491
Nucor Corp.	2,955,292	136,386,726
NVIDIA Corp.	5,767,647	73,941,235
NYSE Euronext(b)	2,288,826	88,440,237
O’Reilly Automotive, Inc.(a)	1,040,671	106,720,811
Occidental Petroleum Corp.	7,523,052	589,581,585
Omnicom Group, Inc.	2,473,726	145,702,461
Oneok, Inc.	1,895,750	90,370,403
Oracle Corp.	34,508,642	1,116,009,482
Owens-Illinois, Inc.(a)	1,498,838	39,944,033
PACCAR, Inc.	3,280,571	165,865,670
Pall Corp.	1,034,582	70,734,371
Parker-Hannifin Corp.	1,386,908	127,013,035
Patterson Cos., Inc.	804,506	30,603,408
Paychex, Inc.	3,006,991	105,455,174
Peabody Energy Corp.	2,507,437	53,032,293
Pentair, Ltd.	1,947,448	102,727,882
People’s United Financial, Inc.	3,163,096	42,512,010
Pepco Holdings, Inc.	2,136,244	45,715,622
PepsiCo, Inc.	14,411,413	1,140,086,882
PerkinElmer, Inc.	1,038,524	34,935,947
Perrigo Co.	819,278	97,272,877
PetSmart, Inc.	1,003,340	62,307,414
Pfizer, Inc.	67,191,930	1,939,159,100
PG&E Corp.	4,095,434	182,369,676
Philip Morris International, Inc.	15,397,521	1,427,504,172
Phillips 66	5,826,962	407,712,531
Pinnacle West Capital Corp.	1,021,574	59,138,919
Pioneer Natural Resources Co.	1,232,620	153,153,035
Pitney Bowes, Inc.	1,854,592	27,559,237
Plum Creek Timber Co., Inc.	1,503,970	78,507,234
PNC Financial Services Group, Inc.	4,929,526	327,813,479
PPG Industries, Inc.	1,331,856	178,388,793
PPL Corp.	5,408,619	169,343,861
Praxair, Inc.	2,776,958	309,741,895
Precision Castparts Corp.	1,367,762	259,355,030
priceline.com, Inc.(a)	465,838	320,463,935
Principal Financial Group, Inc.	2,588,192	88,076,174
ProLogis, Inc.	4,322,866	172,828,183
Prudential Financial, Inc.	4,343,205	256,205,663

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Common Stocks	Shares	Value

Public Service Enterprise Group, Inc.	4,711,188	$161,782,196
Public Storage, Inc.	1,341,507	204,338,346
Pulte Group, Inc.(a)	3,166,544	64,090,851
PVH Corp.	724,872	77,423,578
QEP Resources, Inc.	1,667,692	53,099,313
QUALCOMM, Inc.	16,046,447	1,074,309,627
Quanta Services, Inc.(a)	1,991,682	56,922,272
Quest Diagnostics, Inc.	1,478,172	83,442,809
Ralph Lauren Corp.	569,101	96,354,490
Range Resources Corp.	1,514,431	122,729,488
Raytheon Co.	3,038,671	178,643,468
Red Hat, Inc.(a)	1,798,105	90,912,189
Regions Financial Corp.	13,155,922	107,747,001
Republic Services, Inc.	2,790,226	92,077,458
Reynolds American, Inc.	3,018,516	134,293,777
Robert Half International, Inc.	1,315,338	49,364,635
Rockwell Automation, Inc.	1,310,441	113,156,580
Rockwell Collins, Inc.	1,276,103	80,547,621
Roper Industries, Inc.	923,898	117,621,454
Ross Stores, Inc.	2,080,909	126,144,704
Rowan Companies PLC (Class A)(a)	1,143,398	40,430,553
Ryder System, Inc.	467,564	27,936,949
Safeway, Inc.	2,211,281	58,267,254
SAIC, Inc.	2,650,792	35,918,232
Salesforce.com, Inc.(a)	1,257,424	224,865,134
SanDisk Corp.(a)	2,258,857	124,237,135
SCANA Corp.	1,219,980	62,414,177
Schlumberger, Ltd.	12,407,841	929,223,213
Scripps Networks Interactive (Class A)	805,031	51,795,695
Seagate Technology PLC	2,987,074	109,207,425
Sealed Air Corp.	1,780,134	42,919,031
Sempra Energy	2,113,287	168,936,163
Sherwin-Williams Co.	796,870	134,583,374
Sigma-Aldrich Corp.	1,113,469	86,494,272
Simon Property Group, Inc.	2,929,149	464,445,865
SLM Corp.	4,236,617	86,765,916
Snap-on, Inc.	531,850	43,983,995
Southern Co.	8,129,822	381,451,248
Southwest Airlines Co.	6,920,963	93,294,581
Southwestern Energy Co.(a)	3,252,741	121,197,130
Spectra Energy Corp.	6,240,944	191,909,028
Sprint Nextel Corp.(a)	27,939,481	173,504,177
St. Jude Medical, Inc.	2,635,495	106,579,418
Stanley Black & Decker, Inc.	1,492,856	120,876,550
Staples, Inc.	6,357,737	85,384,408
Starbucks Corp.	6,998,014	398,606,877

Common Stocks	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	1,809,384	$115,312,042
State Street Corp.(c)	4,269,722	252,297,873
Stericycle, Inc.(a)	799,778	84,920,428
Stryker Corp.	2,686,536	175,269,609
SunTrust Banks, Inc.	5,014,657	144,472,268
Symantec Corp.(a)	6,463,899	159,529,027
Sysco Corp.	5,462,374	192,111,694
T. Rowe Price Group, Inc.	2,418,565	181,077,962
Target Corp.	6,080,696	416,223,641
TE Connectivity, Ltd.	3,935,481	165,014,718
TECO Energy, Inc.	1,893,424	33,740,816
Tenet Healthcare Corp.(a)	991,212	47,161,867
Teradata Corp.(a)	1,555,812	91,030,560
Teradyne, Inc.(a)	1,777,136	28,825,146
Tesoro Corp.	1,292,873	75,697,714
Texas Instruments, Inc.	10,323,620	366,282,038
Textron, Inc.	2,588,073	77,150,456
The ADT Corp.	2,169,440	106,172,394
The AES Corp.	5,778,647	72,637,593
The Allstate Corp.	4,460,574	218,880,366
The Bank of New York Mellon Corp.	10,878,658	304,493,637
The Boeing Co.	6,357,007	545,749,051
The Charles Schwab Corp.	10,266,285	181,610,582
The Coca-Cola Co.	35,808,345	1,448,089,472
The Dow Chemical Co.	11,249,188	358,174,146
The Estee Lauder Cos., Inc. (Class A)	2,233,898	143,036,489
The Gap, Inc.	2,781,817	98,476,322
The Goldman Sachs Group, Inc.	4,088,556	601,631,015
The Goodyear Tire & Rubber Co.(a)	2,224,065	28,045,460
The Hershey Co.	1,404,083	122,899,385
The Home Depot, Inc.	13,966,793	974,602,816
The Interpublic Group of Cos., Inc.	3,870,114	50,427,585
The JM Smucker Co.	1,019,527	101,096,297
The Kroger Co.	4,841,604	160,450,757
The McGraw-Hill Cos., Inc.	2,609,108	135,882,345
The Mosaic Co.	2,578,838	153,724,533
The NASDAQ OMX Group, Inc.	1,101,218	35,569,341
The Procter & Gamble Co.	25,517,472	1,966,376,392
The Progressive Corp.	5,228,848	132,132,989
The Travelers Cos., Inc.	3,529,951	297,186,575
The Walt Disney Co.	16,857,909	957,529,231
The Washington Post Co. (Class B)	42,500	18,997,500

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Common Stocks	Shares	Value

The Western Union Co.	5,318,710	$79,993,398
The Williams Cos., Inc.	6,364,516	238,414,769
Thermo Fisher Scientific, Inc.	3,353,554	256,513,345
Tiffany & Co.	1,109,315	77,141,765
Time Warner Cable, Inc.	2,761,752	265,293,897
Time Warner, Inc.	8,734,695	503,293,126
TJX Cos., Inc.	6,790,402	317,451,294
Torchmark Corp.	887,882	53,095,344
Total System Services, Inc.	1,484,527	36,786,579
TripAdvisor, Inc.(a)	1,019,046	53,520,296
Tyco International, Ltd.	4,337,978	138,815,296
Tyson Foods, Inc. (Class A)	2,686,038	66,667,463
U.S. Bancorp	17,409,993	590,721,063
Union Pacific Corp.	4,382,741	624,146,146
United Parcel Service, Inc. (Class B)	6,680,518	573,856,496
United States Steel Corp.	1,314,045	25,623,878
United Technologies Corp.	7,877,307	735,976,793
UnitedHealth Group, Inc.	9,573,705	547,711,663
Unum Group	2,521,602	71,235,257
Urban Outfitters, Inc.(a)	1,017,433	39,415,354
V.F. Corp.	818,823	137,357,558
Valero Energy Corp.	5,156,575	234,572,597
Varian Medical Systems, Inc.(a)	1,033,909	74,441,448
Ventas, Inc.	2,751,108	201,381,106
VeriSign, Inc.(a)	1,464,017	69,218,724
Verizon Communications, Inc.	26,698,807	1,312,246,364
Viacom, Inc. (Class B)	4,255,255	261,996,050
Visa, Inc. (Class A)	4,818,453	818,366,058
Vornado Realty Trust	1,577,157	131,913,412
Vulcan Materials Co.	1,204,658	62,280,819
W.W. Grainger, Inc.	556,578	125,218,918

Common Stocks	Shares	Value

Wal-Mart Stores, Inc.	15,624,454	$1,169,177,893
Walgreen Co.	8,033,708	383,047,197
Waste Management, Inc.	4,062,831	159,303,604
Waters Corp.(a)	815,454	76,579,285
WellPoint, Inc.	2,830,456	187,461,101
Wells Fargo & Co.	45,789,053	1,693,737,070
Western Digital Corp.	2,023,919	101,762,647
Weyerhaeuser Co.	5,092,880	159,814,574
Whirlpool Corp.	733,383	86,876,550
Whole Foods Market, Inc.	1,598,023	138,628,495
Windstream Corp.	5,407,913	42,992,908
Wisconsin Energy Corp.	2,123,036	91,057,014
WPX Energy, Inc.(a)	1,869,242	29,945,257
Wyndham Worldwide Corp.	1,276,746	82,324,582
Wynn Resorts, Ltd.	744,811	93,220,545
Xcel Energy, Inc.	4,539,360	134,818,992
Xerox Corp.	11,440,608	98,389,229
Xilinx, Inc.	2,423,173	92,492,513
XL Group PLC	2,756,683	83,527,495
Xylem, Inc.	1,739,192	47,932,132
Yahoo!, Inc.(a)	9,068,122	213,372,911
Yum! Brands, Inc.	4,205,386	302,535,469
Zimmer Holdings, Inc.	1,582,795	119,057,840
Zions Bancorporation	1,686,074	42,134,989

Total Common Stocks(d) (Cost $129,544,724,992)		$130,576,292,610

(a)	Non-income producing security
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.
(d)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and the Sponsor (NYSE Euronext). Amounts related to these investments at March 31, 2013, and for the period then ended are (Note 3):

	Number of Shares Held at 9/30/12	Cost at 9/30/12	Value at 9/30/12	Purchased		Sold		Number of Shares Held at 3/31/13	Value at 3/31/13	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	4,420,941	$208,776,609	$185,502,684	$162,262,369	3,202,915	$170,204,490	3,354,134	4,269,722	$252,297,873	$2,187,221	$6,291,565
NYSE Euronext	2,305,912	78,378,865	56,840,731	51,136,050	1,660,347	51,533,324	1,677,433	2,288,826	88,440,237	1,373,807	1,357,785

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	9.05%
Pharmaceuticals	6.40
Insurance	4.17
Computers & Peripherals	4.16
IT Services	3.86
Media	3.68
Diversified Financial Services	3.65
Software	3.35
Commercial Banks	2.75
Diversified Telecommunication Services	2.66
Industrial Conglomerates	2.57
Chemicals	2.43
Beverages	2.42
Food & Staples Retailing	2.42
Aerospace & Defense	2.38
Household Products	2.23
Internet Software & Services	2.23
Specialty Retail	2.20
Real Estate Investment Trusts (REITs)	2.11
Capital Markets	2.09
Semiconductors & Semiconductor Equipment	1.98
Communications Equipment	1.92
Food Products	1.91
Electric Utilities	1.90
Health Care Providers & Services	1.89
Biotechnology	1.88
Energy Equipment & Services	1.86
Hotels, Restaurants & Leisure	1.81
Tobacco	1.80
Machinery	1.80
Health Care Equipment & Supplies	1.79
Multi-Utilities	1.37
Internet & Catalog Retail	1.10
Consumer Finance	0.92
Road & Rail	0.85
Multiline Retail	0.81
Air Freight & Logistics	0.77
Textiles, Apparel & Luxury Goods	0.68
Electrical Equipment	0.67
Metals & Mining	0.61
Commercial Services & Supplies	0.47
Life Sciences Tools & Services	0.47
Automobiles	0.46
Electronic Equipment, Instruments & Components	0.44
Auto Components	0.35
Household Durables	0.35

INDUSTRY	PERCENT OF NET ASSETS**
Wireless Telecommunication Services	0.30%
Trading Companies & Distributors	0.19
Paper & Forest Products	0.19
Personal Products	0.17
Construction & Engineering	0.17
Containers & Packaging	0.15
Leisure Equipment & Products	0.14
Independent Power Producers & Energy Traders	0.12
Professional Services	0.11
Gas Utilities	0.10
Health Care Technology	0.10
Distributors	0.09
Office Electronics	0.08
Airlines	0.07
Diversified Consumer Services	0.07
Thrifts & Mortgage Finance	0.06
Real Estate Management & Development	0.05
Building Products	0.05
Construction Materials	0.05
Other Assets & Liabilities	0.07

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percent of total net assets and may change over time.

**	Each security is valued based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$130,235,554,500
Investments in affiliates of the Trustee and the Sponsor, at value	340,738,110

Total investments	130,576,292,610
Cash	550,099,237
Receivable for investments sold	20,504,599
Receivable for units of fractional undivided interest (“Units”) sold in-kind	1,170,017
Dividends receivable — unaffiliated issuers	162,678,062
Dividends receivable — affiliated issuers	1,104,071

Total Assets	131,311,848,596

LIABILITIES
Payable for investments purchased	22,903,443
Income distribution payable	584,862,926
Accrued Trustee expense	4,444,660
Accrued expenses and other liabilities	25,669,086

Total Liabilities	637,880,115

NET ASSETS	$130,673,968,481

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$137,529,941,798
Distribution in excess of net investment income	(670,474,054)
Accumulated net realized loss on investments	(7,217,066,881)
Net unrealized appreciation on investments	1,031,567,618

NET ASSETS	$130,673,968,481

NET ASSET VALUE PER UNIT	$156.74

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	833,682,116

COST OF INVESTMENTS:
Unaffiliated issuers	$129,244,420,174
Affiliates of the Trustee and the Sponsor	300,304,818

Total Cost of Investments	$129,544,724,992

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$1,454,298,761	$2,135,559,412	$1,783,414,525	$1,516,348,569
Dividend income — affiliates of the Trustee and the Sponsor	3,561,028	6,306,634	4,579,162	155,923
Foreign taxes withheld	(1,537,007)	—	—	—

Total Investment Income	1,456,322,782	2,141,866,046	1,787,993,687	1,516,504,492

EXPENSES
Trustee expense	33,755,947	55,224,103	49,583,282	40,693,484
S&P license fee	18,234,543	30,163,235	27,574,288	21,931,368
Marketing expense	11,956,910	19,708,823	17,790,322	14,620,912
Legal and audit services	305,465	895,131	262,513	422,917
Other expenses	1,793,669	2,692,302	1,438,294	1,543,741

Total Expenses	66,046,534	108,683,594	96,648,699	79,212,422
Trustee expense waiver	(9,550,134)	(15,559,404)	(12,589,426)	(10,128,612)

Net Expenses	56,496,400	93,124,190	84,059,273	69,083,810

NET INVESTMENT INCOME	1,399,826,382	2,048,741,856	1,703,934,414	1,447,420,682

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	6,862,430,818	8,742,019,176	12,378,051,573	16,730,164,234
Investment transactions — affiliates of the Trustee and the Sponsor	7,649,350	(418,387)	14,104,238	8,836,491
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	3,521,952,098	13,032,032,478	(13,392,528,820)	(11,825,602,638)
Investment transactions — affiliates of the Trustee and the Sponsor	85,245,351	35,928,935	(49,684,986)	(66,024,806)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	10,477,277,617	21,809,562,202	(1,050,057,995)	4,847,373,281

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,877,103,999	$23,858,304,058	$653,876,419	$6,294,793,963

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,399,826,382	$2,048,741,856	$1,703,934,414	$1,447,420,682
Net realized gain (loss) on investment transactions	6,870,080,168	8,741,600,789	12,392,155,811	16,739,000,725
Net change in unrealized appreciation (depreciation)	3,607,197,449	13,067,961,413	(13,442,213,806)	(11,891,627,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,877,103,999	23,858,304,058	653,876,419	6,294,793,963

NET EQUALIZATION CREDITS AND CHARGES	65,099,147	115,422,459	136,345,475	102,137,436

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,455,086,171)	(2,209,395,148)	(1,859,515,384)	(1,549,861,683)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of Units	220,763,545,945	412,781,633,972	442,329,234,719	400,829,082,743
Proceeds from reinvestment of distributions	—	—	—	2,216,596
Cost of Units repurchased	(218,676,214,368)	(397,131,183,744)	(438,449,217,218)	(399,041,216,070)
Net income equalization (Note 2)	(65,099,147)	(115,422,459)	(136,345,475)	(102,137,436)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	2,022,232,430	15,535,027,769	3,743,672,026	1,687,945,833

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	12,509,349,405	37,299,359,138	2,674,378,536	6,535,015,549
NET ASSETS AT BEGINNING OF PERIOD	118,164,619,076	80,865,259,938	78,190,881,402	71,655,865,853

NET ASSETS AT END OF PERIOD*	$130,673,968,481	$118,164,619,076	$80,865,259,938	$78,190,881,402

UNIT TRANSACTIONS:
Units sold	1,503,450,000	3,116,800,000	3,550,100,000	3,614,350,000
Units issued from reinvestment of distributions	—	—	—	21,395
Units redeemed	(1,490,350,000)	(3,011,050,000)	(3,520,350,000)	(3,607,000,000)

NET INCREASE (DECREASE)	13,100,000	105,750,000	29,750,000	7,371,395

*Includes undistributed (distribution in excess of) net investment income	$(670,474,054)	$(615,214,265)	$(478,294,653)	$(426,704,977)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	For the Six Months Ended March 31, 2013 (Unaudited)		For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
Net asset value, beginning of year	$144.00		$113.12	$114.13	$105.73	$116.52	$152.48

Investment Operations:
Net investment income(1)	1.71		2.77	2.42	2.20	2.32	2.72
Net realized and unrealized gain (loss) on investments	12.67		30.80	(1.16)	8.24	(10.90)	(36.28)

Total from investment operations	14.38		33.57	1.26	10.44	(8.58)	(33.56)

Net equalization credits and charges(1)	0.08		0.16	0.19	0.16	0.10	0.38

Less distributions from:
Net investment income	(1.72)		(2.85)	(2.46)	(2.20)	(2.31)	(2.78)

Net asset value, end of year	$156.74		$144.00	$113.12	$114.13	$105.73	$116.52

Total return(2)	10.07%		29.96%	1.01%	10.08%	(6.90)%	(21.84)%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	2.34	%(4)	2.08%	1.92%	1.98%	2.58%	1.99%
Total expenses(3)	0.09	%(4)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11	%(4)	0.11%	0.11%	0.11%	0.10%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11	%(4)	0.11%	0.11%	0.11%	0.10%	0.11%
Portfolio turnover rate(5)	1.15%		3.80%	3.72%	5.38%	6.68%	4.56%
Net assets, end of year (000’s)	$130,673,968		$118,164,619	$80,865,260	$78,190,881	$71,655,866	$92,963,266

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(2)	Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less then one year is not annualized. Broker commission charges are not included in this calculation.
(3)	Net of expenses waived by the Trustee.
(4)	Annualized.
(5)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2013 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value (“NAV”) may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

liabilities provides the Trust with the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded, but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry.

The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2013 and did not have any transfers between levels for the six months ended March 31, 2013.

Subsequent Events

Events or transactions occurring after the period end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security were removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax and Certain Other Tax Matters

For U.S. federal income tax purposes and certain other tax matters, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2012 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York. The Trust would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2012.

Under rules in effect for taxable years beginning before December 22, 2010, the capital loss carryforward period of a RIC was limited to eight years. Capital loss carryforwards of RICs for subsequent taxable years may be carried

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

forward indefinitely, but capital loss carryforwards generated in taxable years subject to the prior rules must be fully used before those generated in subsequent taxable years. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, as described below, may expire unused.

At September 30, 2012, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30:

2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	378,595,650
Non-Expiring – Long Term	345,451,782

During the tax year ended September 30, 2012, the Trust utilized capital loss carryforwards of $0 and had $445,024,832 of capital loss carryforwards expire.

During the six months ended March 31, 2013, the Trust reclassified $7,067,492,935 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2013, the cost of investments for U.S. federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $129,544,724,992, gross unrealized appreciation was $7,613,843,495 and gross unrealized depreciation was $6,582,275,877, resulting in net unrealized appreciation of $1,031,567,618.

Capital losses realized by the Trust after October 31 and ordinary income losses realized by the Trust after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Trust has not elected for U.S. federal income tax purposes to defer any current post October 31 or post December 31 losses as though the losses were incurred on the first day of the next fiscal year:

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2013:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 –$499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 –$2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 – and above	0.06% per annum plus or minus the Adjustment Amount

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2013, the Adjustment Amount reduced the Trustee’s fee by $2,436,660. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,105,102 and a Trustee earnings credit of $331,558.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2014, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV. The total amount of such waivers by the Trustee for the years ended September 30, 2010, September 30, 2011, September 30, 2012 and the six months ended March 31, 2013 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard and Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as a basis for determining the composition of the portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2013 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Note 4 — Unitholder Transactions – (continued)

transaction to the NAV per Unit of the Trust on the transaction date. A transaction fee of $3,000 is currently charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the transaction fee plus an additional amount not to exceed three (3) times the transaction fee applicable for one Creation Unit per Creation Unit redeemed are deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 — Investment Transactions

For the six months ended March 31, 2013, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $89,305,667,970, $87,320,871,316, $1,647,993,808, and $1,647,834,082, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $7,067,492,935.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2013 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not an indication of how the Trust will perform in the future.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	13.77%	32.14%	124.49%
Return Based on Bid/Ask Price	13.71%	32.22%	124.61%
S&P 500 Index	13.96%	32.64%	126.78%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	13.77%	5.73%	8.42%
Return Based on Bid/Ask Price	13.71%	5.75%	8.43%
S&P 500 Index	13.96%	5.81%	8.53%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor

PDR Services LLC

c/o NYSE Euronext

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRSAR